Basis of Preparation and Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Basis Of Preparation And Accounting Policies [Line Items]
Increase in cash and cash equivalents		$ 176,142	$ 115,341
Amendments to IFRS 9 and IFRS 7
Basis Of Preparation And Accounting Policies [Line Items]
Increase in cash and cash equivalents	$ 5,300